UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

CIBC Atlas Funds

Semi-Annual Report

April 30, 2020

CIBC Private Wealth Advisors, Inc.

CIBC Atlas Disciplined Equity Fund

AWEIX

CIBC Atlas Mid Cap Equity Fund

AWMIX

CIBC Atlas Income Opportunities Fund

AWIIX

CIBC Atlas All Cap Growth Fund

AWGIX

CIBC Atlas Equity Income Fund

AWYIX

CIBC Atlas International Growth Fund

AWWIX

Beginning on April 30, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-855-328-3863.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-855-328-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all CIBC Atlas Funds if you invest directly with the Funds.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
April 30, 2020

The Funds file their complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Funds’ Forms N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-328-3863; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND
APRIL 30, 2020 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.7%**	Shares	Value

COMMUNICATION SERVICES — 9.0%

Alphabet, Cl A *	10,504	$14,145,737

Alphabet, Cl C *	25,124	33,883,734

Comcast, Cl A *	448,888	16,891,655

T-Mobile US *	284,605	24,988,319

Walt Disney	139,974	15,138,188

		105,047,633

CONSUMER DISCRETIONARY — 12.7%

Amazon.com *	32,582	80,607,868

Dollar General	108,091	18,948,352

Home Depot	97,194	21,366,157

TJX	355,113	17,418,293

VF	162,533	9,443,167

		147,783,837

CONSUMER STAPLES — 2.7%

Mondelez International, Cl A	230,025	11,832,486

PepsiCo	150,831	19,953,433

		31,785,919

ENERGY — 1.7%

Chevron	120,382	11,075,144

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value

ENERGY (continued)

Pioneer Natural Resources	92,581	$8,268,409

		19,343,553

FINANCIALS — 10.9%

BlackRock, Cl A	39,173	19,666,413

Blackstone Group, Cl A	309,985	16,193,616

Capital One Financial	96,591	6,255,233

Charles Schwab	504,324	19,023,101

Citigroup	154,468	7,500,966

Intercontinental Exchange	217,537	19,458,685

JPMorgan Chase	237,551	22,747,884

US Bancorp	439,082	16,026,493

		126,872,391

HEALTH CARE — 17.1%

Abbott Laboratories	150,871	13,893,710

Cigna	75,766	14,833,468

Danaher	182,469	29,826,383

Johnson & Johnson	209,854	31,486,494

Medtronic	247,760	24,188,809

Stryker	83,566	15,579,209

Thermo Fisher Scientific	65,898	22,054,743

UnitedHealth Group	118,230	34,578,728

Zoetis, Cl A	102,981	13,316,473

		199,758,017

INDUSTRIALS — 9.0%

Carrier Global *	168,537	2,984,790

Honeywell International	164,312	23,315,873

Otis Worldwide *	149,105	7,590,936

Raytheon Technologies	306,227	19,846,572

Roper Technologies	33,486	11,419,731

Union Pacific	136,122	21,750,934

Waste Management	182,709	18,274,554

		105,183,390

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INFORMATION TECHNOLOGY — 28.2%

Adobe *	54,511	$19,277,270

Analog Devices	140,740	15,425,104

Apple	130,099	38,223,086

Automatic Data Processing	120,097	17,617,029

Cisco Systems	631,396	26,758,562

Fidelity National Information Services	201,265	26,544,841

Fiserv *	225,594	23,249,718

Microsoft	394,730	70,739,563

Oracle	157,189	8,326,301

QUALCOMM	269,336	21,188,663

salesforce.com *	80,773	13,081,188

Texas Instruments	99,355	11,532,135

Visa, Cl A	206,799	36,959,117

		328,922,577

MATERIALS — 3.1%

DuPont de Nemours	1	47

Ecolab	99,326	19,219,581

Linde	94,256	17,342,162

		36,561,790

REAL ESTATE — 1.2%

American Tower, Cl A ‡	58,432	13,906,816

UTILITIES — 1.1%

NextEra Energy	58,049	13,416,284

TOTAL COMMON STOCK (Cost $664,009,872)		1,128,582,207

CASH EQUIVALENT — 3.8%(A)
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.190% (Cost $44,955,741)	44,955,741	44,955,741

TOTAL INVESTMENTS — 100.5% (Cost $708,965,613)		$1,173,537,948

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND APRIL 30, 2020 (Unaudited)

Percentages are based on Net Assets of $1,167,466,719.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of April 30, 2020.

Cl — Class

As of April 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND
APRIL 30, 2020 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.7%**	Shares	Value

COMMUNICATION SERVICES — 0.6%

Liberty Broadband, Cl C *	31,856	$3,908,094

CONSUMER DISCRETIONARY — 14.1%

Aptiv *	85,165	5,923,226

AutoZone *	18,554	18,931,017

BorgWarner	103,950	2,969,851

Bright Horizons Family Solutions *	40,796	4,750,694

Carter’s	66,956	5,235,959

Dollar Tree *	119,162	9,493,637

Domino’s Pizza	21,781	7,883,197

Marriott International, Cl A *	68,455	6,225,298

Mohawk Industries *	28,811	2,527,301

O’Reilly Automotive *	21,551	8,326,014

Ross Stores	113,169	10,339,120

Tractor Supply	60,618	6,148,484

Ulta Beauty *	16,134	3,515,921

		92,269,719

CONSUMER STAPLES — 3.6%

Brown-Forman, Cl B	66,150	4,114,530

Church & Dwight	105,333	7,372,257

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value

CONSUMER STAPLES (continued)

Monster Beverage *	115,935	$7,165,942

Sprouts Farmers Market *	236,595	4,916,444

		23,569,173

ENERGY — 0.4%

Concho Resources	47,365	2,686,543

FINANCIALS — 4.2%

Ameriprise Financial	70,183	8,066,834

Intercontinental Exchange	107,753	9,638,506

MSCI, Cl A	30,885	10,099,395

		27,804,735

HEALTH CARE — 15.9%

Alexion Pharmaceuticals *	60,042	6,452,713

Centene *	187,632	12,492,539

Cooper	20,052	5,748,908

Edwards Lifesciences *	56,700	12,332,250

Encompass Health	167,103	11,070,574

Exact Sciences *	108,905	8,601,317

Global Blood Therapeutics *	50,592	3,871,300

HCA Healthcare *	59,005	6,483,469

Humana *	25,354	9,680,664

Jazz Pharmaceuticals *	41,142	4,535,906

PRA Health Sciences *	79,403	7,662,390

Teleflex	28,119	9,431,113

Universal Health Services, Cl B *	55,086	5,822,039

		104,185,182

INDUSTRIALS — 16.4%

AMETEK	102,221	8,573,275

Cintas	20,974	4,652,663

CoStar Group *	10,026	6,499,455

HD Supply Holdings *	163,530	4,853,570

Hubbell, Cl B	64,652	8,044,649

IAA *	140,367	5,418,166

IDEX	45,100	6,928,713

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INDUSTRIALS (continued)

IHS Markit	132,876	$8,942,555

Kansas City Southern	54,280	7,086,254

L3Harris Technologies	33,766	6,540,474

Masco	179,895	7,382,891

Pentair	70,068	2,423,652

Rexnord	135,642	3,698,957

Roper Technologies	35,265	12,026,423

TransUnion	117,664	9,270,746

Xylem	75,139	5,402,494

		107,744,937

INFORMATION TECHNOLOGY — 33.4%

Amphenol, Cl A	83,897	7,404,749

ANSYS *	48,287	12,642,985

Autodesk *	82,399	15,419,325

Cadence Design Systems *	41,999	3,407,379

CDW	62,231	6,895,195

Citrix Systems	37,224	5,397,852

EPAM Systems *	104,641	23,114,151

Euronet Worldwide *	46,006	4,221,511

Fidelity National Information Services	129,408	17,067,621

Fiserv *	200,524	20,666,003

FleetCor Technologies *	33,882	8,174,033

Genpact	336,838	11,597,332

Global Payments	123,656	20,529,369

Keysight Technologies *	107,292	10,382,647

KLA	23,971	3,933,402

Lam Research	39,183	10,002,636

Marvell Technology Group	172,523	4,613,265

Microchip Technology	137,370	12,051,470

PTC *	142,095	9,840,079

Skyworks Solutions	57,506	5,973,723

Xilinx	69,953	6,113,892

		219,448,619

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value

MATERIALS — 4.2%

Ashland Global Holdings	54,856	$3,384,067

Berry Global Group *	145,668	5,796,129

Crown Holdings *	124,002	7,986,969

FMC	93,693	8,610,387

Livent *	258,952	1,605,502

		27,383,054

REAL ESTATE — 4.9%

Equinix ‡	21,205	14,317,616

SBA Communications, Cl A ‡	61,194	17,741,364

		32,058,980

TOTAL COMMON STOCK (Cost $460,683,805)		641,059,036

CASH EQUIVALENT — 2.3%(A)
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.190% (Cost $15,085,501)	15,085,501	15,085,501

TOTAL INVESTMENTS — 100.0% (Cost $475,769,306)		$656,144,537

Percentages are based on Net Assets of $655,878,534.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of April 30, 2020.

Cl — Class

As of April 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2020 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 61.7%	Shares	Value

COMMUNICATION SERVICES — 3.8%

Alphabet, Cl A * (A)	6,236	$8,398,021

Comcast, Cl A	120,235	4,524,443

Verizon Communications	77,836	4,471,678

		17,394,142

CONSUMER DISCRETIONARY — 7.1%

Amazon.com *(A)	4,928	12,191,872

Home Depot	38,770	8,522,809

Service International	43,228	1,588,197

Vail Resorts	23,315	3,986,865

VF	108,419	6,299,144

		32,588,887

CONSUMER STAPLES — 2.4%

Kellogg	40,997	2,685,304

PepsiCo	62,156	8,222,617

		10,907,921

ENERGY — 2.3%

Chevron	76,898	7,074,616

Pioneer Natural Resources	38,600	3,447,366

		10,521,982

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value

FINANCIALS — 7.0%

Ares Capital	467,572	$6,003,624

CME Group, Cl A	19,984	3,561,349

JPMorgan Chase	116,416	11,147,996

Prudential Financial	77,938	4,860,993

US Bancorp	184,982	6,751,843

		32,325,805

HEALTH CARE — 7.2%

Johnson & Johnson	69,285	10,395,521

Merck	54,770	4,345,452

Novartis ADR	67,188	5,692,839

Pfizer	152,093	5,834,288

UnitedHealth Group	23,853	6,976,287

		33,244,387

INDUSTRIALS — 6.8%

IDEX	33,000	5,069,790

Lockheed Martin	32,124	12,498,163

Triton International	77,503	2,401,043

Union Pacific	45,372	7,249,992

United Parcel Service, Cl B	41,892	3,965,497

		31,184,485

INFORMATION TECHNOLOGY — 16.5%

Apple	43,760	12,856,688

Automatic Data Processing	59,597	8,742,284

Broadcom	25,964	7,052,342

Cisco Systems	164,724	6,981,003

Microchip Technology	88,093	7,728,399

Microsoft	119,583	21,430,469

QUALCOMM	90,115	7,089,347

Visa, Cl A	23,087	4,126,109

		76,006,641

MATERIALS — 1.9%

Linde	46,286	8,516,161

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value

REAL ESTATE — 4.1%

Crown Castle International ‡	19,728	$3,145,235

Hannon Armstrong Sustainable Infrastructure Capital ‡	197,163	5,518,593

MGM Growth Properties, Cl A ‡	182,642	4,597,099

Weyerhaeuser ‡	247,884	5,421,223

		18,682,150

UTILITIES — 2.6%

American Water Works	28,776	3,501,751

NextEra Energy	22,115	5,111,219

Xcel Energy	52,675	3,348,023

		11,960,993

TOTAL COMMON STOCK (Cost $237,285,119)		283,333,554

CORPORATE OBLIGATIONS — 23.4%	Face Amount

COMMUNICATION SERVICES — 5.0%

AT&T

3.600%, 07/15/25	$3,500,000	3,756,201

Comcast

4.700%, 10/15/48	4,500,000	5,901,389

Diamond Sports Group

5.375%, 08/15/26(B)	4,500,000	3,420,000

Discovery Communications

3.800%, 03/13/24	3,150,000	3,301,101

Level 3 Financing

5.250%, 03/15/26	2,000,000	2,045,000

Sprint Spectrum

3.360%, 09/20/21(B)	1,875,000	1,879,687

Verizon Communications

3.500%, 11/01/24	2,250,000	2,457,494

		22,760,872

CONSUMER DISCRETIONARY — 2.1%

Amazon.com

3.150%, 08/22/27	3,300,000	3,707,093

Ford Motor Credit

3.336%, 03/18/21	3,855,000	3,700,723

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

CONSUMER DISCRETIONARY (continued)

Goodyear Tire & Rubber

5.125%, 11/15/23	$1,200,000	$1,124,280

Newell Brands

4.350%, 04/01/23	1,000,000	1,017,500

Tenneco

5.375%, 12/15/24	630,000	274,302

		9,823,898

ENERGY — 3.1%

Cheniere Energy Partners

4.500%, 10/01/29(B)	5,000,000	4,612,500

DCP Midstream Operating

6.750%, 09/15/37(B)	1,500,000	900,000

GasLog

8.875%, 03/22/22	2,550,000	2,040,000

Genesis Energy

6.000%, 05/15/23	1,700,000	1,500,760

Kinder Morgan MTN

7.800%, 08/01/31	1,400,000	1,752,520

Sabine Pass Liquefaction

5.750%, 05/15/24	1,250,000	1,306,163

5.625%, 03/01/25	2,000,000	2,095,982

		14,207,925

FINANCIALS — 4.9%

Ally Financial

4.125%, 02/13/22	4,250,000	4,306,270

Bank of America MTN

3.950%, 04/21/25	5,750,000	6,192,304

Goldman Sachs Group MTN

2.637%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/27	3,000,000	2,912,100

Morgan Stanley

2.315%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/22	6,000,000	5,984,406

Wells Fargo MTN

4.100%, 06/03/26	3,000,000	3,240,755

		22,635,835

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

HEALTH CARE — 2.1%

CVS Health

3.350%, 03/09/21	$2,390,000	$2,428,951

Fresenius US Finance II

4.500%, 01/15/23(B)	2,000,000	2,095,184

HCA

5.375%, 02/01/25	3,050,000	3,279,177

5.000%, 03/15/24	1,250,000	1,355,965

Universal Health Services

4.750%, 08/01/22(B)	500,000	500,000

		9,659,277

INDUSTRIALS — 0.9%

Masco

4.450%, 04/01/25	3,750,000	3,951,205

INFORMATION TECHNOLOGY — 4.0%

Apple

3.850%, 08/04/46	3,000,000	3,666,052

CommScope Technologies

6.000%, 06/15/25(B)	2,000,000	1,779,800

NXP BV

4.625%, 06/15/22(B)	1,500,000	1,564,468

4.625%, 06/01/23(B)	1,295,000	1,380,395

salesforce.com

3.700%, 04/11/28	3,000,000	3,421,564

Visa

3.150%, 12/14/25	2,000,000	2,207,933

Western Union

2.850%, 01/10/25	4,500,000	4,457,493

		18,477,705

MATERIALS — 0.4%

NOVA Chemicals

5.000%, 05/01/25(B)	2,000,000	1,689,200

REAL ESTATE — 0.2%

Boston Properties

2.750%, 10/01/26	1,000,000	999,718

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

UTILITIES — 0.7%

AES

6.000%, 05/15/26	$3,000,000	$3,150,000

TOTAL CORPORATE OBLIGATIONS (Cost $106,799,268)		107,355,635

U.S. TREASURY OBLIGATIONS — 8.1%

U.S. Treasury Bonds

3.000%, 02/15/48	8,000,000	11,230,625

2.500%, 02/15/45	6,000,000	7,573,125

		18,803,750

U.S. Treasury Inflation Protected Securities

0.500%, 01/15/28	15,730,500	16,805,450

U.S. Treasury Note

2.000%, 08/15/25	1,500,000	1,625,684

TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,862,340)		37,234,884

EXCHANGE TRADED FUNDS — 2.4%	Shares

iShares National Muni Bond ETF	53,290	5,927,446

Nuveen AMT-Free Quality Municipal Income Fund, Cl Institutional	409,191	5,282,656

TOTAL EXCHANGE TRADED FUNDS (Cost $10,933,458)		11,210,102

PREFERRED STOCK — 0.8%

FINANCIALS — 0.5%

Wells Fargo, 7.500% *	1,700	2,378,028

REAL ESTATE — 0.3%

Public Storage, 4.900% ‡	50,000	1,269,000

TOTAL PREFERRED STOCK (Cost $3,142,538)		3,647,028

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2020 (Unaudited)

RIGHTS — 0.0%	Number of Rights	Value

Golub Capital BDC, Expires 05/06/20*	130,046	$83,685

TOTAL RIGHTS (Cost $–)		83,685

CASH EQUIVALENT — 3.2%(C)	Shares

JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.190% (Cost $14,691,792)	14,691,792	14,691,792

TOTAL INVESTMENTS — 99.6% (Cost $403,714,515)		$457,556,680

WRITTEN EQUITY OPTIONS* — (0.1)%(D)	Contracts	Value

TOTAL WRITTEN OPTIONS — (0.1)% (Premiums Received $177,160)	(49)	$(355,450)

A list of the exchange traded option contracts held by the Fund at April 30, 2020, is as follows:

Description	Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
Call Options
Amazon.com, Inc.*	(25)	$(6,185,000)	$2,480	05/16/20	$(247,450)
Amazon.com, Inc.*	(24)	(5,937,600)	2,640	05/16/20	(108,000)

Total Written Options		$(12,122,600)			$(355,450)

Percentages are based on Net Assets of $459,607,630.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security, or portion thereof, has been pledged as collateral on written equity options.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2020 was $19,821,234 which represents 4.3% of Net Assets.

(C)	The rate reported is the 7-day effective yield as of April 30, 2020.
(D)	Refer to table below for details on Options Contracts.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2020 (Unaudited)

ADR — American Depositary Receipt

AMT — Alternative Minimum Tax

Cl — Class

ICE — Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of April 30, 2020, when valuing the Fund’s investments and other financial instruments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$283,333,554	$—	$—	$283,333,554
Corporate Obligations	—	107,355,635	—	107,355,635
U.S. Treasury Obligations	—	37,234,884	—	37,234,884
Exchange Traded Funds	11,210,102	—	—	11,210,102
Preferred Stock	3,647,028	—	—	3,647,028
Rights	83,685	—	—	83,685
Cash Equivalent	14,691,792	—	—	14,691,792

Total Investments in Securities	$312,966,161	$144,590,519	$—	$457,556,680

Other Financial Instruments
Written Options	$(355,450)	$—	$—	$(355,450)
Total Other Financial

Instruments	$(355,450)	$—	$—	$(355,450)

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND APRIL 30, 2020 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.0%**	Shares	Value

COMMUNICATION SERVICES — 4.2%

Netflix *	5,773	$2,423,794

Tencent Holdings ADR	86,764	4,565,522

		6,989,316

CONSUMER DISCRETIONARY — 10.7%

Alibaba Group Holding ADR *	13,900	2,817,113

Amazon.com *	5,111	12,644,614

Lululemon Athletica *	10,900	2,435,932

		17,897,659

FINANCIALS — 10.2%

Brookfield Asset Management, Cl A	110,520	3,737,786

Intercontinental Exchange	34,561	3,091,481

S&P Global	23,226	6,802,431

Tradeweb Markets, Cl A	67,355	3,513,237

		17,144,935

HEALTH CARE — 21.1%

BioMarin Pharmaceutical *	12,995	1,195,800

Danaher	28,883	4,721,215

Edwards Lifesciences *	22,157	4,819,147

IDEXX Laboratories *	16,278	4,518,773

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value
HEALTH CARE (continued)

Intuitive Surgical *	7,478	$3,820,361

Thermo Fisher Scientific	16,811	5,626,305

UnitedHealth Group	4,450	1,301,492

Vertex Pharmaceuticals *	14,485	3,638,632

Zoetis, Cl A	42,986	5,558,520

		35,200,245

INDUSTRIALS — 13.6%

Cintas	9,639	2,138,219

CoStar Group *	11,111	7,202,817

IHS Markit	47,618	3,204,691

Roper Technologies	19,085	6,508,558

TransUnion	29,532	2,326,826

Trex *	14,605	1,390,688

		22,771,799

INFORMATION TECHNOLOGY — 27.1%

Adobe *	15,757	5,572,305

ANSYS *	4,638	1,214,367

Apple	14,705	4,320,329

EPAM Systems *	11,814	2,609,594

Fidelity National Information Services	23,378	3,083,324

Gartner *	16,485	1,958,583

Intuit	9,317	2,513,820

Mastercard, Cl A	26,882	7,391,744

Microsoft	24,436	4,379,176

Monolithic Power Systems	6,781	1,355,590

NVIDIA	11,227	3,281,427

PayPal Holdings *	20,174	2,481,402

Tyler Technologies *	16,066	5,152,206

		45,313,867

MATERIALS — 7.2%

Ecolab	22,551	4,363,619

Martin Marietta Materials	15,235	2,898,154

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value
MATERIALS (continued)

Sherwin-Williams	8,771	$4,704,501

		11,966,274

REAL ESTATE — 4.9%

Equinix ‡	3,036	2,049,907

SBA Communications, Cl A ‡	21,045	6,101,367

		8,151,274

TOTAL COMMON STOCK (Cost $105,192,918)		165,435,369

CASH EQUIVALENT — 2.0%(A)
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.190% (Cost $3,336,386)	3,336,386	3,336,386

TOTAL INVESTMENTS — 101.0% (Cost $108,529,304)		$168,771,755

Percentages are based on Net Assets of $167,108,100.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of April 30, 2020.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND APRIL 30, 2020 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.7%	Shares	Value

COMMUNICATION SERVICES — 1.8%

Comcast, Cl A	60,023	$2,258,666

CONSUMER DISCRETIONARY — 10.0%

Home Depot	10,363	2,278,098

McDonald’s	6,592	1,236,396

Starbucks	50,691	3,889,520

Target	13,426	1,473,369

TJX	66,558	3,264,670

		12,142,053

ENERGY — 5.6%

Enterprise Products Partners (A)	224,850	3,948,366

Magellan Midstream Partners (A)	70,148	2,885,187

		6,833,553

FINANCIALS — 16.5%

Blackstone Group, Cl A	131,900	6,890,456

Brookfield Asset Management, Cl A	123,198	4,166,556

CME Group, Cl A	26,861	4,786,899

JPMorgan Chase	45,251	4,333,236

		20,177,147

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value

HEALTH CARE — 16.8%

Abbott Laboratories	66,442	$6,118,644

AbbVie	17,735	1,457,817

Anthem	15,939	4,474,556

AstraZeneca ADR	37,930	1,982,980

Becton Dickinson	11,386	2,875,306

CVS Health	33,589	2,067,403

Merck	18,678	1,481,913

		20,458,619

INDUSTRIALS — 7.1%

Fastenal	72,167	2,613,889

Honeywell International	9,282	1,317,116

Lockheed Martin	7,669	2,983,701

Union Pacific	10,711	1,711,510

		8,626,216

INFORMATION TECHNOLOGY — 19.1%

Accenture, Cl A	9,323	1,726,526

Apple	20,638	6,063,445

Microchip Technology	22,423	1,967,170

Microsoft	55,263	9,903,682

Taiwan Semiconductor Manufacturing ADR	17,075	907,194

Texas Instruments	22,954	2,664,271

		23,232,288

MATERIALS — 1.6%

Avery Dennison	17,535	1,935,689

REAL ESTATE — 12.5%

American Campus Communities ‡	57,582	2,032,069

American Tower, Cl A ‡	22,969	5,466,622

Americold Realty Trust ‡	61,416	1,878,715

Camden Property Trust ‡	17,154	1,510,753

CyrusOne ‡	40,000	2,806,000

Equinix ‡	2,384	1,609,677

		15,303,836

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value
UTILITIES — 6.7%

Brookfield Infrastructure Partners (A)	75,090	$2,942,777

Brookfield Renewable Partners (A)	61,640	2,890,299

NextEra Energy Partners	46,530	2,339,994

		8,173,070

TOTAL COMMON STOCK (Cost $75,420,922)		119,141,137

CASH EQUIVALENT — 2.8%(B)

JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.190% (Cost $3,387,585)	3,387,585	3,387,585

TOTAL INVESTMENTS — 100.5% (Cost $78,808,507)		$122,528,722

Percentages are based on Net Assets of $121,859,593.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnerships. At April 30, 2020, these securities amounted to $12,666,629 or 10.4% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of April 30, 2020.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles..

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND APRIL 30, 2020 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.2%	Shares	Value

ARGENTINA — 1.2%

MercadoLibre *	2,404	$1,402,758

AUSTRALIA — 2.2%

BHP Group	130,384	2,725,269

CANADA — 6.9%

Brookfield Asset Management, Cl A	46,408	1,569,519

Canadian National Railway	22,118	1,832,919

Ritchie Bros Auctioneers	72,851	3,139,149

Suncor Energy	100,442	1,792,890

		8,334,477

CHINA — 11.4%

Alibaba Group Holding ADR *	19,614	3,975,169

New Oriental Education & Technology Group ADR *	18,427	2,352,391

Tencent Holdings	77,500	4,101,698

Yum China Holdings *	68,547	3,321,788

		13,751,046

DENMARK — 1.2%

Vestas Wind Systems	17,118	1,470,807

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value

FRANCE — 7.0%
Air Liquide	21,948	$2,788,660
LVMH Moet Hennessy Louis Vuitton	8,591	3,348,911
Ubisoft Entertainment *	32,046	2,382,989

		8,520,560

GERMANY — 6.1%
Continental	10,925	922,453
Deutsche Boerse	10,628	1,649,610
Siemens	21,820	2,020,808
Symrise, Cl A	27,310	2,760,568

		7,353,439

HONG KONG — 3.0%
AIA Group	386,500	3,574,468

INDIA — 2.4%
HDFC Bank ADR	65,721	2,849,005

IRELAND — 2.9%
ICON *	21,707	3,483,322

JAPAN — 12.9%
Daikin Industries	22,000	2,850,722
FANUC	12,500	2,054,874
Nidec	46,000	2,666,155
Seven & i Holdings	55,000	1,810,113
Sony	32,500	2,096,000
Sysmex	35,000	2,415,121
Tokio Marine Holdings	36,500	1,718,924

		15,611,909

MEXICO — 1.2%
Fomento Economico Mexicano ADR	23,541	1,514,392

NETHERLANDS — 2.7%
ASML Holding	10,999	3,220,078

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value

SINGAPORE — 1.6%

DBS Group Holdings	135,000	$1,901,230

SPAIN — 4.7%

Amadeus IT Group	44,513	2,139,727

Banco Santander	629,345	1,403,652

Grifols ADR	106,327	2,158,438

		5,701,817

SWEDEN — 2.7%

Assa Abloy, Cl B	114,331	2,062,186

Hexagon, Cl B *	23,885	1,190,717

		3,252,903

SWITZERLAND — 8.0%

Alcon	42,633	2,243,776

Chubb	18,914	2,042,901

Julius Baer Group	55,733	2,180,224

Novartis	37,293	3,174,598

		9,641,499

TAIWAN — 2.8%

Taiwan Semiconductor Manufacturing ADR	64,390	3,421,041

UNITED KINGDOM — 12.7%

BAE Systems	330,805	2,109,560

Diageo	53,723	1,860,901

HSBC Holdings *	310,386	1,600,934

InterContinental Hotels Group	39,044	1,771,710

Lloyds Banking Group	3,414,928	1,377,034

London Stock Exchange Group	23,931	2,259,976

Royal Dutch Shell, Cl B	139,795	2,261,490

Smith & Nephew	105,147	2,061,924

		15,303,529

UNITED STATES — 3.6%

Euronet Worldwide *	25,156	2,308,315

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value
UNITED STATES (continued)

Las Vegas Sands *	43,791	$2,102,844

		4,411,159

TOTAL COMMON STOCK (Cost $127,372,750)		117,444,708

CASH EQUIVALENT — 1.8%(A)

JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.190% (Cost $2,164,392)	2,164,392	2,164,392

TOTAL INVESTMENTS — 99.0% (Cost $129,537,142)		$119,609,100

Percentages are based on Net Assets of $120,872,015.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2020.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 20, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Argentina	$1,402,758	$—	$—	$1,402,758

Australia	—	2,725,269	—	2,725,269

Canada	8,334,477	—	—	8,334,477

China	9,649,348	4,101,698	—	13,751,046

Denmark	—	1,470,807	—	1,470,807

France	—	8,520,560	—	8,520,560

Germany	—	7,353,439	—	7,353,439

Hong Kong	—	3,574,468	—	3,574,468

India	2,849,005	—	—	2,849,005

Ireland	3,483,322	—	—	3,483,322

Japan	—	15,611,909	—	15,611,909

Mexico	1,514,392	—	—	1,514,392

Netherlands	—	3,220,078	—	3,220,078

Singapore	—	1,901,230	—	1,901,230

Spain	2,158,438	3,543,379	—	5,701,817

Sweden	—	3,252,903	—	3,252,903

Switzerland	2,042,901	7,598,598	—	9,641,499

Taiwan	3,421,041	—	—	3,421,041

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND APRIL 30, 2020 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total

United Kingdom	$—	$15,303,529	$—	$15,303,529

United States	4,411,159	—	—	4,411,159

Cash Equivalent	2,164,392	—	—	2,164,392

Total Investments in Securities	$41,431,233	$78,177,867	$—	$119,609,100

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	CIBC Atlas Disciplined Equity Fund	CIBC Atlas Mid Cap Equity Fund	CIBC Atlas Income Opportunities Fund
Assets:

Investments at Value (Cost $708,965,613, $475,769,306 and $403,714,515, respectively)	$1,173,537,948	$656,144,537	$457,556,680

Receivable for Investment Securities Sold	5,218,252	–	5,589,209

Receivable for Capital Shares Sold	1,066,076	976,970	764,990

Dividends and Interest Receivable	83,520	61,114	1,148,836

Reclaim Receivable	–	20,411	71,336

Prepaid Expenses	22,465	13,930	9,754

Total Assets	1,179,928,261	657,216,962	465,140,805

Liabilities:

Written Equity Options, at value (Premiums Received $—, $— and $177,160, respectively)	–	–	355,450

Payable for Investment Securities Purchased	11,668,779	–	4,889,655

Payable for Capital Shares Redeemed	105,997	900,250	22,499

Payable Due to Adviser	593,052	378,901	217,990

Payable Due to Administrator	48,348	27,178	19,545

Chief Compliance Officer Fees Payable	2,512	1,336	806

Payable Due to Trustees	–	–	–

Other Accrued Expenses	42,854	30,763	27,230

Total Liabilities	12,461,542	1,338,428	5,533,175

Net Assets	$1,167,466,719	$655,878,534	$459,607,630

Net Assets Consist of:

Paid-in Capital	$697,251,220	$497,490,919	$418,557,175

Total Distributable Earnings	470,215,499	158,387,615	41,050,455

Net Assets	$1,167,466,719	$655,878,534	$459,607,630

Institutional Class Shares:

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	55,505,849	42,860,226	39,329,942

Net Asset Value, Offering and Redemption Price Per Share	$21.03	$15.30	$11.69

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	CIBC Atlas All Cap Growth Fund	CIBC Atlas Equity Income Fund	CIBC Atlas International Growth Fund
Assets:

Investments at Value (Cost $108,529,304, $78,808,507 and $129,537,142, respectively)	$168,771,755	$122,528,722	$119,609,100

Receivable for Investment Securities Sold	15,384,724	–	–

Receivable for Capital Shares Sold	429,600	87,496	1,683,805

Dividends and Interest Receivable	30,956	166,774	148,254

Deferred Offering Costs (see Note 2)	–	–	5,928

Reclaim Receivable	3,102	8,479	48,843

Prepaid Expenses	20,344	23,600	9,719

Total Assets	184,640,481	122,815,071	121,505,649

Liabilities:

Payable for Investment Securities Purchased	17,205,449	835,934	376,704

Payable for Capital Shares Redeemed	174,805	5,880	33,106

Unrealized Depreciation on Spot Contracts	–	–	502

Payable Due to Adviser	125,264	92,391	77,451

Payable Due to Administrator	6,878	5,119	4,805

Chief Compliance Officer Fees Payable	51	–	–

Payable Due to Trustees	–	–	163

Foreign Currency Payable at Value (Cost $–, $– and $114,705, respectively)	–	–	114,705

Other Accrued Expenses	19,934	16,154	26,198

Total Liabilities	17,532,381	955,478	633,634

Net Assets	$167,108,100	$121,859,593	$120,872,015

Net Assets Consist of:

Paid-in Capital	$97,577,191	$75,006,508	$132,074,413

Total Distributable Earnings (Loss)	69,530,909	46,853,085	(11,202,398)

Net Assets	$167,108,100	$121,859,593	$120,872,015

Institutional Class Shares:

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,040,155	3,044,755	13,235,055

Net Asset Value, Offering and Redemption Price Per Share	$27.67	$40.02	$9.13

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)

STATEMENTS OF OPERATIONS
	CIBC Atlas Disciplined Equity Fund	CIBC Atlas Mid Cap Equity Fund	CIBC Atlas Income Opportunities Fund

Investment Income:

Dividends	$9,446,652	$2,763,245	$4,585,390

Interest	—	—	2,602,490

Less: Foreign Taxes Withheld	—	—	(36,115)

Total Investment Income	9,446,652	2,763,245	7,151,765

Expenses:

Investment Advisory Fees	3,910,203	2,717,755	1,456,879

Administration Fees	311,930	189,650	127,175

Trustees’ Fees	17,235	10,516	6,990

Chief Compliance Officer Fees	3,955	2,453	1,707

Transfer Agent Fees	37,382	28,249	22,880

Custodian Fees	23,623	14,572	9,694

Registration and Filing Fees	18,766	14,768	13,308

Legal Fees	17,665	10,681	7,236

Printing Fees	14,459	8,765	5,998

Audit Fees	12,215	12,215	12,217

Other Expenses	20,446	13,309	12,047

Total Expenses	4,387,879	3,022,933	1,676,131

Less:

Fees Paid Indirectly (Note 4)	(369)	(114)	(61)

Net Expenses	4,387,510	3,022,819	1,676,070

Net Investment Income (Loss)	5,059,142	(259,574)	5,475,695

Net Realized Gain (Loss) on Investments	4,223,485	(11,383,072)	(12,129,661)

Net Realized Gain on Written Equity Options	—	—	510,699

Net Change in Unrealized Depreciation on Investments	(29,035,922)	(36,792,290)	(19,410,239)

Net Change in Unrealized Depreciation on Written Equity Options	—	—	(296,117)

Net Realized and Unrealized Loss on Investments and Written Equity Options	(24,812,437)	(48,175,362)	(31,325,318)

Net Decrease in Net Assets Resulting from Operations	$(19,753,295)	$(48,434,936)	$(25,849,623)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)

STATEMENTS OF OPERATIONS
	CIBC Atlas All Cap Growth Fund	CIBC Atlas Equity Income Fund	CIBC Atlas International Growth Fund

Investment Income:

Dividends	$469,827	$1,228,589	$730,150

Less: Foreign Taxes Withheld	(4,653)	(10,376)	(63,839)

Total Investment Income	465,174	1,218,213	666,311

Expenses:

Investment Advisory Fees	746,334	537,881	348,111

Administration Fees	47,642	35,195	22,285

Trustees’ Fees	2,695	1,963	1,004

Chief Compliance Officer Fees	731	575	—

Transfer Agent Fees	16,232	15,413	14,508

Audit Fees	12,215	12,215	12,215

Registration and Filing Fees	11,460	8,097	10,704

Custodian Fees	3,765	2,722	51,812

Legal Fees	2,737	2,006	1,280

Interest Expense	46	—	—

Printing Fees	2,213	2,046	1,025

Deferred Offering Costs (Note 2)	—	—	35,967

Other Expenses	3,800	3,038	2,642

Total Expenses	849,870	621,151	501,553

Advisory Waiver Recapture (Note 5)	151,690	118,660	12,112

Fees Paid Indirectly (Note 4)	(334)	(213)	(41)

Net Expenses	1,001,226	739,598	513,624

Net Investment Income (Loss)	(536,052)	478,615	152,687

Net Realized Gain (Loss) on Investments	11,040,988	5,054,585	(1,207,070)

Net Realized Loss on Foreign Currency Transactions	—	—	(147,237)

Net Change in Unrealized Depreciation on Investments	(12,553,343)	(13,513,203)	(11,280,173)

Net Change in Unrealized Appreciation on Foreign Currency Translation	—	—	865

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(1,512,355)	(8,458,618)	(12,633,615)

Net Decrease in Net Assets Resulting from Operations	$(2,048,407)	$(7,980,003)	$(12,480,928)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
	CIBC Atlas Disciplined Equity Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Operations:

Net Investment Income	$5,059,142	$18,276,813

Net Realized Gain on Investments	4,223,485	15,845,498

Net Change in Unrealized Appreciation (Depreciation) on Investments	(29,035,922)	115,367,905

Net Increase (Decrease) in Net Assets Resulting from Operations	(19,753,295)	149,490,216

Distributions:

Institutional Class Shares	(25,832,613)	(78,097,005)

Total Distributions	(25,832,613)	(78,097,005)

Capital Share Transactions:

Institutional Class Shares Issued	89,201,368	156,659,974

Reinvestment of Dividends and Distributions	22,044,545	69,938,695

Redeemed	(88,470,920)	(114,938,429)

Net Increase in Net Assets from Capital Share Transactions	22,774,993	111,660,240

Total Increase (Decrease) in Net Assets	(22,810,915)	183,053,451

Net Assets:

Beginning of Period	1,190,277,634	1,007,224,183

End of Period	$1,167,466,719	$1,190,277,634

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
	CIBC Atlas Mid Cap Equity Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Operations:

Net Investment Loss	$(259,574)	$(631,646)

Net Realized Loss on Investments	(11,383,072)	(102,922)

Net Change in Unrealized Appreciation (Depreciation) on Investments	(36,792,290)	106,622,169

Net Increase (Decrease) in Net Assets Resulting from Operations	(48,434,936)	105,887,601

Capital Share Transactions:

Institutional Class Shares

Issued	55,458,337	95,350,237

Redeemed	(78,423,238)	(81,531,001)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(22,964,901)	13,819,236

Total Increase (Decrease) in Net Assets	(71,399,837)	119,706,837

Net Assets:

Beginning of Period	727,278,371	607,571,534

End of Period	$655,878,534	$727,278,371

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
	CIBC Atlas Income Opportunities Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Operations:

Net Investment Income	$5,475,695	$9,565,124

Net Realized Loss on Investments and Written Equity Options	(11,618,962)	(867,044)

Net Change in Unrealized Appreciation (Depreciation) on Investments and Written Equity Options	(19,706,356)	40,509,454

Net Increase (Decrease) in Net Assets Resulting from Operations	(25,849,623)	49,207,534

Distributions:

Institutional Class Shares	(6,112,837)	(10,841,551)

Total Distributions	(6,112,837)	(10,841,551)

Capital Share Transactions:

Institutional Class Shares

Issued	59,035,848	131,025,391

Reinvestment of Dividends and Distributions	4,431,349	6,092,368

Redeemed	(43,774,438)	(33,040,804)

Net Increase in Net Assets from Capital Share Transactions	19,692,759	104,076,955

Total Increase (Decrease) in Net Assets	(12,269,701)	142,442,938

Net Assets:

Beginning of Period	471,877,331	329,434,393

End of Period	$459,607,630	$471,877,331

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
	CIBC Atlas All Cap Growth Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Operations:

Net Investment Loss	$(536,052)	$(1,257,441)

Net Realized Gain on Investments	11,040,988	17,856,051

Net Change in Unrealized Appreciation (Depreciation) on Investments	(12,553,343)	12,651,802

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,048,407)	29,250,412

Distributions:

Institutional Class Shares	(17,870,735)	(24,652,020)

Total Distributions	(17,870,735)	(24,652,020)

Capital Share Transactions:

Institutional Class Shares

Issued	15,949,732	29,613,756

Reinvestment of Dividends and Distributions	17,820,980	24,550,713

Redeemed	(32,751,579)	(38,934,759)

Net Increase in Net Assets from Capital Share Transactions	1,019,133	15,229,710

Total Increase (Decrease) in Net Assets	(18,900,009)	19,828,102

Net Assets:

Beginning of Period	186,008,109	166,180,007

End of Period	$167,108,100	$186,008,109

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
	CIBC Atlas Equity Income Fund
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Operations:

Net Investment Income	$478,615	$670,306

Net Realized Gain on Investments	5,054,585	4,009,408

Net Change in Unrealized Appreciation (Depreciation) on Investments	(13,513,203)	19,146,185

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,980,003)	23,825,899

Distributions

Institutional Class Shares	(5,023,016)	(6,629,124)

Total Distributions	(5,023,016)	(6,629,124)

Capital Share Transactions:

Institutional Class Shares

Issued	8,481,370	16,658,433

Reinvestment of Dividends and Distributions	5,006,099	6,600,049

Redeemed	(14,819,297)	(15,728,646)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,331,828)	7,529,836

Total Increase (Decrease) in Net Assets	(14,334,847)	24,726,611

Net Assets:

Beginning of Period	136,194,440	111,467,829

End of Period	$121,859,593	$136,194,440

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
	CIBC Atlas International Growth Fund
	Six Months Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019*

Operations:

Net Investment Income	$152,687	$81,811

Net Realized Loss on Investments and Foreign Currency Transactions	(1,354,307)	(74,210)

Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	(11,279,308)	1,351,309

Net Increase (Decrease) in Net Assets Resulting from Operations	(12,480,928)	1,358,910

Distributions:

Institutional Class Shares	(80,380)	–

Total Distributions	(80,380)	–

Capital Share Transactions:

Institutional Class Shares

Issued	93,491,327	54,026,063

Reinvestment of Dividends and Distributions	71,148	–

Redeemed	(14,040,329)	(1,473,796)

Net Increase in Net Assets from Capital Share Transactions	79,522,146	52,552,267

Total Increase in Net Assets	66,960,838	53,911,177

Net Assets:

Beginning of Period	53,911,177	—

End of Period	$120,872,015	$53,911,177

* The Fund commenced operations on May 31, 2019.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period/Year

	Six Months	Year Ended October 31,
	Ended April
	30, 2020
Institutional Class Shares	(Unaudited)	2019	2018(1)	2017	2016	2015
Net Asset Value, Beginning of Period/ Year	$21.81	$20.76	$18.76	$15.73	$16.40	$15.77

Income (Loss) from Investment Operations:
Net Investment Income*	0.09	0.34	0.16	0.16	0.15	0.15
Net Realized and Unrealized Gain (Loss)	(0.40)	2.29	2.36	3.11	0.01	1.16

Total from Investment Operations	(0.31)	2.63	2.52	3.27	0.16	1.31

Dividends and Distributions:
Net Investment Income	(0.18)	(0.32)	(0.16)	(0.15)	(0.15)	(0.13)
Net Realized Gains	(0.29)	(1.26)	(0.36)	(0.09)	(0.68)	(0.55)

Total Dividends and Distributions	(0.47)	(1.58)	(0.52)	(0.24)	(0.83)	(0.68)

Net Asset Value, End of Period/Year	$21.03	$21.81	$20.76	$18.76	$15.73	$16.40

Total Return †	(1.56)%	14.55%	13.61%	21.02%	1.17%	8.50%

Ratios and Supplemental Data Net Assets, End of Period/Year (Thousands)	$1,167,467	$1,190,278	$1,007,224	$898,378	$732,489	$675,226
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.74%**	0.75%	0.76%	0.78%‡	0.80%‡	0.79%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.74%**	0.75%	0.76%	0.78%	0.79%	0.79%
Ratio of Net Investment Income to Average Net Assets	0.85%**	1.68%	0.78%	0.89%	1.00%	0.93%
Portfolio Turnover Rate	14%***	13%	19%	17%	12%	16%

(1)	On June 25, 2018, the name of the AT Disciplined Equity Fund changed to CIBC Atlas Disciplined Equity Fund. See Note 1 in Notes to Financial Statements.
*	Per share calculations were performed using average shares for the period.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period/Year

	Six Months	Year Ended October 31,
	Ended April
	30, 2020
Institutional Class Shares	(Unaudited)	2019	2018(1)	2017	2016	2015
Net Asset Value, Beginning of Period/Year	$16.27	$13.85	$13.28	$11.28	$11.49	$10.54

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.01)	(0.01)	(0.02)	(0.02)	(0.02)	(0.03)
Net Realized and Unrealized Gain (Loss)	(0.96)	2.43	0.59	2.17	(0.18)	1.04

Total from Investment Operations	(0.97)	2.42	0.57	2.15	(0.20)	1.01

Dividends and Distributions:
Net Realized Gains	—	—	—	(0.15)	(0.01)	(0.06)

Return of Capital	—	—	—	—(2)	—	—

Total Dividends and Distributions	—	—	—	(0.15)	(0.01)	(0.06)

Net Asset Value, End of Period/Year	$15.30	$16.27	$13.85	$13.28	$11.28	$11.49

Total Return †	(5.96)%	17.47%	4.29%	19.28%	(1.74)%	9.60%

Ratios and Supplemental Data Net Assets, End of Period/Year (Thousands)	$655,879	$727,278	$607,572	$522,472	$334,175	$249,899
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.84%**	0.84%	0.85%	0.87%	0.88%	0.98%‡
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.84%**	0.84%	0.85%	0.87%	0.88%	0.94%
Ratio of Net Investment Income to Average Net Assets	(0.07)%**	(0.09)%	(0.16)%	(0.20)%	(0.21)%	(0.27)%
Portfolio Turnover Rate	10%***	18%	9%	17%	23%	11%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
(1)	On June 25, 2018, the name of the AT Mid Cap Equity Fund changed to CIBC Atlas Mid Cap Equity Fund. See Note 1 in Notes to Financial Statements.
(2)	Value is less than $0.01 per share.
*	Per share calculations were performed using average shares for the period.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period/Year

	Six Months	Year Ended October 31,
	Ended April
	30, 2020
Institutional Class Shares	(Unaudited)	2019	2018(1)	2017	2016	2015
Net Asset Value, Beginning of Period/ Year	$12.38	$11.26	$11.04	$10.00	$9.68	$10.08

Income (Loss) from Investment Operations:
Net Investment Income*	0.14	0.29	0.28	0.27	0.30	0.31
Net Realized and Unrealized Gain (Loss)	(0.68)	1.16	0.23	1.04	0.32	(0.37)

Total from Investment Operations	(0.54)	1.45	0.51	1.31	0.62	(0.06)

Dividends and Distributions:
Net Investment Income	(0.15)	(0.28)	(0.29)	(0.27)	(0.30)	(0.31)
Net Realized Gains	—	(0.05)	—	—	—	(0.03)

Total Dividends and Distributions	(0.15)	(0.33)	(0.29)	(0.27)	(0.30)	(0.34)

Net Asset Value, End of Period/Year	$11.69	$12.38	$11.26	$11.04	$10.00	$9.68

Total Return †	(4.35)%	13.14%	4.60%	13.20%	6.55%	(0.67)%

Ratios and Supplemental Data Net Assets, End of Period/Year. (Thousands)	$459,608	$471,877	$329,434	$322,712	$234,464	$209,754
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.69%**	0.70%	0.71%	0.73%	0.74%	0.79%‡
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.69%**	0.70%	0.71%	0.73%	0.74%	0.77%
Ratio of Net Investment Income to Average Net Assets	2.26%**	2.45%	2.49%	2.54%	3.13%	3.10%
Portfolio Turnover Rate	17%***	15%	25%	17%	24%	29%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
(1)	On June 25, 2018, the name of the AT Income Opportunities Fund changed to CIBC Atlas Income Opportunities Fund. See Note 1 in Notes to Financial Statements.
*	Per share calculations were performed using average shares for the period.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period/Year

	Six Months		Period	Year Ended August 31,
Institutional Class Shares	Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Ended October 31, 2018(1)	2018(2)	2017	2016	2015

Net Asset Value, Beginning of Period/Year	$30.40	$30.98	$34.57	$28.28	$26.32	$26.78	$29.34

Income (Loss) from Investment Operations:

Net Investment Loss*	(0.08)	(0.21)	(0.05)	(0.22)	(0.17)	(0.19)	(0.24)

Net Realized and Unrealized Gain (Loss)	0.29	4.40	(3.54)	9.56	3.99	1.90	0.95

Total from Investment Operations	0.21	4.19	(3.59)	9.34	3.82	1.71	0.71

Dividends and Distributions:

Net Realized Gains	(2.94)	(4.77)	—	(3.05)	(1.86)	(2.17)	(3.27)

Total Dividends and Distributions	(2.94)	(4.77)	—	(3.05)	(1.86)	(2.17)	(3.27)

Redemption Fees ( Note 2)	—	—	—	0.00(3)	0.00(3)	0.00(3)	0.00(3)

Net Asset Value, End of Period/Year	$27.67	$30.40	$30.98	$34.57	$28.28	$26.32	$26.78

Total Return †	0.30%	18.51%	(10.38)%	35.54%	15.94%	6.54%	2.63%

Ratios and Supplemental Data
Net Assets, End of Period/ Year (Thousands)	$167,108	$186,008	$166,180	$187,736	$139,450	$137,960	$134,970
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	1.10%**‡	1.10%‡	1.10%**‡ (4)	1.10%	1.10%	1.10%	1.11%(4)
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.93%**	0.95%	0.92%**(4)	1.15%	1.37%	1.38%	1.36%(4)
Ratio of Net Investment Income to Average Net Assets (Including Waivers)	(0.59)%**	(0.72)%	(0.88)%**	(0.72)%	(0.67)%	(0.74)%	(0.86)%
Portfolio Turnover Rate	26%***	56%	4%***	50%	36%	46%	54%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
*	Per share calculations were performed using average shares for the period.
**	Annualized.
***	Not Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
(1)

For the period September 1, 2018 to October 31, 2018. Effective February 27, 2018, the CIBC Atlas All Cap Growth Fund changed its fiscal year end to October 31, 2018. See Note 1 in Notes to Financial Statements.

(2)

On February 12, 2018, the All Cap Growth Fund (the “Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT All Cap Growth Fund. Class R and Class I shares of the All Cap Growth Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of The Advisors’ Inner Circle Fund AT All Cap Growth Fund. Information presented prior to February 12, 2018 is that of the Predecessor Fund. On June 25, 2018, the name of the AT All Cap Growth Fund changed to CIBC Atlas All Cap Growth Fund. See Note 1 in Notes to Financial Statements.

(3)	Less than $0.005 per share.
(4)	The Ratio of Expenses to Average Net Assets includes the effects of fees paid indirectly. If these expense offsets were excluded, the ratios would have been the same.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period/Year

	Six Months	Year	Period	Year Ended August 31,
Institutional Class Shares	Ended April 30, 2020 (Unaudited)	Ended October 31, 2019	Ended October 31, 2018(1)	2018(2)	2017	2016	2015

Net Asset Value, Beginning of Period/Year	$43.60	$38.44	$40.60	$36.55	$31.29	$30.76	$33.73

Income (Loss) from Investment Operations:

Net Investment Income*	0.15	0.22	—	0.30	0.23	0.08	0.30

Net Realized and Unrealized Gain (Loss)	(2.14)	7.19	(2.10)	5.35	5.33	1.04	(2.04)

Total from Investment Operations	(1.99)	7.41	(2.10)	5.65	5.56	1.12	(1.74)

Dividends and Distributions:

Net Investment Income	(0.31)	(0.37)	(0.06)	(0.81)	(0.30)	(0.29)	(0.53)

Net Realized Gains	(1.28)	(1.88)	—	(0.79)	—	(0.30)	(0.70)

Total Dividends and Distributions	(1.59)	(2.25)	(0.06)	(1.60)	(0.30)	(0.59)	(1.23)

Redemption Fees ( Note 2)	—	—	—	—	0.00(3)	0.00(3)	0.00(3)

Net Asset Value, End of Period/Year	$40.02	$43.60	$38.44	$40.60	$36.55	$31.29	$30.76

Total Return †	(4.86)%	20.94%	(5.19)%	15.88%	17.88%	3.71%	(5.42)%

Ratios and Supplemental Data
Net Assets, End of Period/ Year (Thousands)	$121,860	$136,194	$111,468	$115,914	$107,340	$101,542	$222,162
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	1.10%**‡	1.10%‡	1.10%**‡ (4)	1.10%	1.10%	1.10%	1.10%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.92%**	0.95%	0.90%**(4)	1.18%	1.44%	1.41%	1.37%
Ratio of Net Investment Income to Average Net Assets (Including Waivers)	0.71%**	0.55%	(0.02)%**	0.79%	0.70%	0.25%	0.89%
Portfolio Turnover Rate	16%***	23%	3%***	30%	17%	41%	52%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS
*	Per share calculations were performed using average shares for the period.
**	Annualized.
***	Not Annualized.
(1)

For the period September 1, 2018 to October 31, 2018. Effective February 27, 2018, the CIBC Atlas Equity Income Fund changed its fiscal year end to October 31, 2018. See Note 1 in Notes to Financial Statements.

(2)

On February 12, 2018, the Geneva Advisors Equity Income Fund (the “Equity Income Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT Equity Income Fund (the “AT Equity Income Fund”). Class R and Class I shares of the Equity Income Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of the AT Equity Income Fund. Information presented prior to February 12, 2018 is that of the Equity Income Predecessor Fund. On June 25, 2018, the name of the AT Equity Income Fund changed to CIBC Atlas Equity Income Fund. See Note 1 in Notes to Financial Statements.

(3)	Less than $0.005 per share.
(4)	The Ratio of Expenses to Average Net Assets includes the effects of fees paid indirectly. If these expense offsets were excluded, the ratios would have been the same.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Six Months	Period
	Ended April	Ended
	30, 2020	October 31,
Institutional Class Shares	(Unaudited)	2019(1)

Net Asset Value, Beginning of Period	$10.38	$10.00

Income (Loss) from Investment Operations:

Net Investment Income*	0.02	0.03

Net Realized and Unrealized Gain (Loss)	(1.25)	0.35

Total from Investment Operations	(1.23)	0.38

Dividends and Distributions:

Net Investment Income	(0.01)	—

Net Realized Gains	(0.01)	—

Total Dividends and Distributions	(0.02)	—

Net Asset Value, End of Period	$9.13	$10.38

Total Return †	(11.95)%	3.80%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$120,872	$53,911
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	1.21%**‡	1.21%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.18%**	1.74%**
Ratio of Net Investment Income to Average Net Assets	0.36%**	0.65%**
Portfolio Turnover Rate	7%***	6%***

(1)	The Fund commenced operations on May 31, 2019.
‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

*	Per share calculations were performed using average shares for the period.
**	Annualized.
***	Not Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 44 funds. The financial statements herein are those of the CIBC Atlas Disciplined Equity Fund (the “Disciplined Equity Fund”), CIBC Atlas Mid Cap Equity Fund (the “Mid Cap Equity Fund”), CIBC Atlas Income Opportunities Fund (the “Income Opportunities Fund”), CIBC Atlas All Cap Growth Fund (the “All Cap Growth Fund”), CIBC Atlas Equity Income Fund (the “Equity Income Fund”), and the CIBC Atlas International Growth Fund (the “International Growth Fund”), (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the Disciplined Equity Fund is to seek long-term capital appreciation and, secondarily, current income by investing primarily in equity securities of U.S. and foreign issuers. The investment objective of the Mid Cap Equity Fund is to seek long-term capital appreciation by investing primarily (at least 80% of its net assets) in equity securities of mid-capitalization companies. The investment objective of the Income Opportunities Fund is to seek current income and long-term capital appreciation by investing primarily (at least 80% of its net assets) in income producing securities. The investment objective of the All Cap Growth Fund is to seek long-term capital appreciation by investing primarily in equity securities of U.S. companies. The investment objective of the Equity Income Fund is to seek current income, and secondarily, modest capital appreciation by investing primarily (at least 80% of its net assets) in equity securities. The investment objective of the International Growth Fund is to seek long-term capital appreciation by investing primarily in common stocks of U.S. issuers and common stocks and American Depositary Receipts (“ADRs”) of foreign issuers. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

On January 26, 2018, the shareholders of the Geneva Advisors All Cap Growth Fund (the “All Cap Growth Predecessor Fund”) and Geneva Advisors Equity Income Fund (the “Equity Income Predecessor Fund” and, together with the All Cap Growth Predecessor Fund, the “Predecessor Funds”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

the acquisition of all the assets and assumption of all the liabilities of the Predecessor Funds in exchange for Institutional Class Shares of the Funds on February 12, 2018 in a tax-free transaction. The All Cap Growth Fund and the Equity Income Fund had no operations prior to the Reorganization. The Predecessor Funds were managed by Geneva Advisors, LLC prior to its acquisition by AT Investment Advisers, Inc. The Predecessor Funds had substantially similar investment objectives, investment strategies, policies and restrictions as those of the All Cap Growth Fund and the Equity Income Fund. The financial statements and financial highlights reflect the financial information of the Predecessor Funds prior to February 12, 2018.

Effective June 25, 2018, the name of the AT Disciplined Equity Fund, AT Mid Cap Equity Fund, AT Income Opportunities Fund, AT All Cap Growth Fund and AT Equity Income Fund changed to CIBC Atlas Disciplined Equity Fund, CIBC Atlas Mid Cap Equity Fund, CIBC Atlas Income Opportunities Fund, CIBC Atlas All Cap Growth Fund and CIBC Atlas Equity Income Fund, respectively. Each Fund’s name change had no impact on the Funds’ operations or investment objectives.

Effective June 25, 2018, AT Investment Advisers, Inc. changed its name to CIBC Private Wealth Advisors, Inc. The name change had no impact to the management or operations of the Funds.

At a meeting held on February 27, 2018, the Board of Trustees of The Advisors’ Inner Circle Fund approved a change in the fiscal year end from August 31st to October 31st for the CIBC Atlas All Cap Growth Fund and CIBC Atlas Equity Income Fund. The change in fiscal year end was effective on October 31, 2018.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investment companies held in the Funds’ portfolios are valued at the published net asset value.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

and at the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”).

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board. The Funds’ Fair Value Procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2020, there were no securities which were fair valued by the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2020, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period or year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2020, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

accrual basis. Interest income is recognized on the accrual basis from settlement date. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and included in interest income.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Options Written/Purchased — The Income Opportunities Fund invests in financial options contracts to add return or to economically hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received from writing or paid for purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

For the six months ended April 30, 2020, the average monthly balances for written options were as follows:

Average Market Value for Written Options: $192,376

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Net realized and unrealized gains or losses associated with written equity options are reported on the Statement of Operations as net realized gain or loss on written equity options and net change in unrealized depreciation or appreciation on written equity options. Written options transactions entered into during the six months ended April 30, 2020, are subject to equity risk.

Master Limited Partnerships (“MLPs”) — The Funds may invest in MLPs. MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Deferred Offering Costs — Offering costs of the Fund, including costs of printing the initial prospectus, legal, and registration fees, are being amortized to expense over a twelve month period. As of April 30, 2020, the International Growth Fund had $5,928 remaining to be amortized.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income, if any, at least annually. For each Fund, any net realized capital gains, if any, are distributed annually. All distributions are recorded on ex-dividend date.

Redemption Fees — Prior to February 12, 2018, the All Cap Growth Fund and Equity Income Fund imposed a 2.00% redemption fee on the current value of shares redeemed less than 60 days from the date of purchase. After February 12, 2018, no redemption fee was charged. The redemption fee was recorded as an increase to paid-in capital. The redemption fees retained by the Funds are reported on the Statements of Changes in Net Assets.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2020, the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund and International Growth Fund paid $311,930, $189,650, $127,175, $47,642, $35,195 and $22,285, respectively, for these services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended April 30, 2020, the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities, All Cap Growth Fund, Equity Income Fund and International Growth Fund earned credits of $369, $114, $61, $334, $213 and $41, respectively, which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statements of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, CIBC Private Wealth Advisors, Inc. (the “Adviser”) provides investment advisory services to the Disciplined Equity Fund at a fee, which is calculated daily and paid monthly at the following rates based on the average daily net assets of the Disciplined Equity Fund: 0.695% of the first $250 million, 0.670% of the next $250 million, 0.645% of the next $500 million, 0.620% of the next $1.5 billion, 0.595% of the next $2.5 billion, 0.570% of the next $2.5 billion, 0.545% of the next $2.5 billion and 0.520% of any amount above $10 billion.

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund and International Growth at a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Mid Cap Equity Fund, 0.60% of the average daily net assets of the Income Opportunities Fund, 0.82% of the average daily net assets of the All Cap Growth Fund, 0.80% of the average daily net assets of the Equity Income Fund and 0.82% of the average daily net assets of the International Growth Fund.

The Adviser contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the total annual operating expenses (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, collectively “excluded expenses”) from exceeding 0.80%, 1.00%, 0.85%, 1.10%, 1.10%, and 1.21% of the average daily net assets of the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, and International Growth Fund, respectively, until February 28, 2021. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below a Fund’s expense cap, the Adviser may receive from the Fund the difference between total annual operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its (or, with respect to the All Cap Growth Fund and Equity Income Fund) prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated at any time. For the six months ended April 30, 2020, there are no previously waived fees that are eligible to be recaptured from the Disciplined Equity Fund, Mid Cap Equity Fund and Income Opportunities Fund. For the six months ended April 30, 2020, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

is as follows:

Expiring:	All Cap Growth Fund	Equity Income Fund	International Growth Fund
2021	$ 253,212	$ 242,279	N/A

2022	—	—	N/A

2023	—	—	$54,827

6. Capital Share Transactions:

	Disciplined Equity Fund
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	4,203,054	89,201,368	7,916,693	156,659,974
Reinvestment of Dividends and Distributions	971,988	22,044,545	3,936,730	69,938,695
Redeemed	(4,240,249)	(88,470,920)	(5,793,052)	(114,938,429)

Net Increase in Shares Outstanding from Share Transactions	934,793	22,774,993	6,060,371	111,660,240

	Mid Cap Equity Fund
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	3,436,236	55,458,337	6,418,040	95,350,237
Redeemed	(5,281,324)	(78,423,238)	(5,595,500)	(81,531,001)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(1,845,088)	(22,964,901)	822,540	13,819,236

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

	Income Opportunities Fund
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	4,752,474	59,035,848	11,194,447	131,025,391
Reinvestment of Dividends and Distributions	381,382	4,431,349	535,488	6,092,368
Redeemed	(3,934,640)	(43,774,438)	(2,861,148)	(33,040,804)

Net Increase in Shares Outstanding from Share Transactions	1,199,216	19,692,759	8,868,787	104,076,955

	All Cap Growth Fund
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	558,575	15,949,732	1,086,629	29,613,756
Reinvestment of Dividends and Distributions	617,926	17,820,980	1,068,351	24,550,713
Redeemed	(1,254,089)	(32,751,579)	(1,400,816)	(38,934,759)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(77,588)	1,019,133	754,164	15,229,710

	Equity Income Fund
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	196,400	8,481,370	436,946	16,658,433
Reinvestment of Dividends and Distributions	114,184	5,006,099	192,481	6,600,049
Redeemed	(389,687)	(14,819,297)	(405,709)	(15,728,646)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(79,103)	(1,331,828)	223,718	7,529,836

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

	International Growth Fund
	Six Months Ended April 30, 2020 (Unaudited)		Period Ended October 31, 2019*
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	9,617,255	93,491,327	5,339,235	54,026,063
Reinvestment of Dividends and Distributions	6,481	71,148	–	–
Redeemed	(1,583,233)	(14,040,329)	(144,683)	(1,473,796)

Net Increase in Shares Outstanding from Share Transactions	8,040,503	79,522,146	5,194,552	52,552,267

* The Fund commenced operations on May 31, 2019.

7. Investment Transactions:

The cost of purchases and proceeds from security sales, other than short-term securities, for the six months ended April 30, 2020, are as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales

Disciplined Equity Fund	$157,044,870	$156,504,063	$–	$–
Mid Cap Equity Fund	66,654,179	74,430,470	–	–
Income Opportunities Fund	98,890,864	75,692,994	3,601,133	–
All Cap Growth Fund	45,804,668	60,059,602	–	–
Equity Income Fund	20,534,473	26,157,790	–	–
International Growth Fund	85,055,761	6,014,770	–	–

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended October 31, 2019 and October 31, 2018 for the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund and International Growth Fund and the year or period ended October 31, 2019, October 31, 2018 and August 31, 2018 for All Cap Growth Fund and Equity Income Fund were as follows:

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

		Long-Term Capital
	Ordinary Income	Gain	Total
Disciplined Equity Fund
2019	$16,526,463	$61,570,542	$78,097,005
2018	7,385,720	16,820,129	24,205,849
Mid Cap Equity Fund
2019	–	–	–
2018	–	–	–
Income Opportunities Fund
2019	8,957,298	1,884,253	10,841,551
2018	8,368,583	–	8,368,583
All Cap Growth Fund
2019	–	24,652,020	24,652,020
2018(1)	–	–	–
2018	–	15,046,568	15,046,568
Equity Income Fund
2019	1,157,064	5,472,060	6,629,124
2018(1)	160,014	–	160,014
2018	2,363,744	2,305,566	4,669,310
International Growth Fund 2019	–	–	–

(1) For the period ended September 1, 2018 to October 31, 2018. Effective February 27, 2018, the CIBC Atlas All Cap Growth Fund and the CIBC Atlas Equity Income Fund changed their fiscal year end to October 31 (See Note 1 in Notes to Financials).

As of October 31, 2019, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed		Capital		Other	Total
	Ordinary	Long-Term	Late-Year Loss	Loss	Unrealized	Temporary	Distributable
	Income	Capital Gain	Deferral	Carryforwards	Appreciation	Differences	Earnings
Disciplined Equity Fund	$7,680,022	$15,652,919	$—	$—	$492,468,468	$(2)	$515,801,407
Mid Cap Equity Fund	—	—	(853,054)	(8,437,868)	216,113,475	(2)	206,822,551
Income Opportunities Fund	1,191,831	—	—	(1,474,842)	73,295,924	2	73,012,915
All Cap Growth Fund	—	17,869,599	(1,091,423)	—	72,671,878	(3)	89,450,051
Equity Income Fund	529,092	4,016,404	—	—	58,443,894	(3,133,286)	59,856,104
International Growth Fund	72,293	—	—	—	1,286,592	25	1,358,910

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2019 through October 31, 2019. For the tax year ended October 31, 2019, the Mid Cap Equity Fund and All Cap Growth Fund elected to treat qualified ordinary late year loss of $853,054 and $1,091,423, respectively, as arising in the following fiscal year.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales and investment in Partnerships.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Capital loss carryforwards, all of which are not subject to expiration, are as follows:

	Short-Term
	Loss	Long-Term Loss	Total
Mid Cap Equity Fund	$6,973,780	$1,464,088	$8,437,868
Income Opportunities Fund	1,058,721	416,121	1,474,842

During the year ended October 31, 2019, Mid Cap Equity Fund and Equity Income Fund utilized $502,920 and $153,875, respectively, of capital loss carryforwards to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2020, were as follows:

		Aggregate	Aggregate	Net
		Gross	Gross	Unrealized
	Federal	Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Disciplined Equity Fund	$708,965,613	$487,070,242	$(22,497,907)	$464,572,335
Mid Cap Equity Fund	475,769,306	197,349,591	(16,974,360)	180,375,231
Income Opportunities Fund	403,714,515	71,768,510	(17,926,345)	53,842,165
All Cap Growth Fund	108,529,304	61,226,447	(983,996)	60,242,451
Equity Income Fund	78,808,507	45,414,709	(1,694,494)	43,720,215
International Growth Fund	129,537,142	2,969,915	(12,897,957)	(9,928,042)

9. Concentration of Risk:

Equity Risk (Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Since they purchase equity securities, the Funds are subject

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/ or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Foreign Securities Risk (Disciplined Equity Fund) — Investments in securities of foreign issuers (including direct investments as well as investments through ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Foreign Currency Risk (All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of a Fund’s portfolio may be influenced by currency exchange rates and exchange control regulations. The

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Micro-, Small- and Medium-Capitalization Company Risk (Mid Cap Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Investing in equity securities of micro-, small- and medium-capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Preferred Stock Risk (Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund) — Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Interest Rate Risk (Income Opportunities Fund) — The risk that the value of fixed income securities will fall due to rising interest rates. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Credit Risk (Income Opportunities Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Corporate Fixed Income Securities Risk (Income Opportunities Fund) — The prices of the Fund’s corporate fixed income securities respond to economic

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers.

U.S. Government Securities Risk (Income Opportunities Fund) — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Management Risk (Disciplined Equity Fund, Equity Income Fund, International Growth Fund) — The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk (Disciplined Equity Fund, Equity Income Fund, International Growth Fund) — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Convertible Securities Risk (Mid Cap Equity Fund, Income Opportunities Fund, Equity Income Fund) — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of underlying common stock because of the conversion or exercise feature.

Investment Style Risk (Mid Cap Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that do not pay dividends often have greater stock price declines during market downturns. Over time, a growth investing

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

style may go in and out of favor, and when out of favor, may cause the Fund to underperform other equity funds that use differing investing styles.

Fixed Income Market Risk (Income Opportunities Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Mortgage-Backed Securities Risk (Income Opportunities Fund) — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk (Income Opportunities Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

High Yield Bond Risk (Income Opportunities Fund) — High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Derivatives Risk (Income Opportunities Fund) — The Fund’s use of put and call options is subject to market risk, leverage risk, correlation risk, liquidity risk, credit risk and valuation risk. Credit risk is described above. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Leverage Risk (Income Opportunities Fund) — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk (Income Opportunities Fund) — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Risks of Investing in Other Investment Companies (Income Opportunities Fund) — To the extent the Fund invests in other investment companies, such as ETFs and closed-end funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium to their net asset value. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Depositary Receipts Risk (All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Depositary receipts, including ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

The Fund may invest in unsponsored ADRs, which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs thereof, and the depositaries of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

Emerging Markets Securities Risk (All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Large-Capitalization Company Risk (All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

MLPs Risk (Equity Income Fund) — To the extent that an MLP’s interests are

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

REIT Risk (Equity Income Fund, International Growth Risk) — REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation.

Foreign Issuer Risk (International Growth Risk) — Investing in foreign issuers, including direct investments and investments through ADRs, poses additional risks since political, social, regulatory, currency and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign issuers are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

New Fund Risk (Equity Income Fund, International Growth Risk) — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

current prospectus for a discussion of the risks associated with investing in the Funds.

10. Line of Credit:

The Funds entered into an agreement on July 27, 2018, which enables them to participate in an $80 million uncommitted revolving line of credit with the Custodian. The agreement is set to expire on July 24, 2020. The proceeds from the borrowings shall be used to finance the Funds’ short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on borrowings during the period at the Custodian’s current reference rate. For the six months ended April 30, 2020, the All Cap Growth Fund had average borrowings of $69,200 over a period of 5 days at a weighted average interest rate of 4.750%. Interest accrued on the borrowings was $46. This fee is included as “Interest Expense” on the Statement of Operations. For the six months ended April 30, 2020, there were no borrowings outstanding in the Funds.

11. Other:

At April 30, 2020, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders, was as follows:

	No. of	%
	Shareholders	Ownership
Disciplined Equity Fund	2	97%
Mid Cap Equity Fund	2	98%
Income Opportunities Fund	2	99%
All Cap Growth Fund	2	88%
Equity Income Fund	2	92%
International Growth Fund	4	89%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020 (Unaudited)

12. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

13. New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions, removals and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.

14. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2019 to April 30, 2020.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2020

DISCLOSURE OF FUND EXPENSES (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Annualized Expense Ratios	Expenses Paid During Period*
CIBC Atlas Disciplined Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$984.40	0.74%	$3.65
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.18	0.74%	$3.72
CIBC Atlas Mid Cap Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$940.40	0.84%	$4.00
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.74	0.84%	$4.17
CIBC Atlas Income Opportunities Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$956.50	0.69%	$3.36
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.43	0.69%	$3.47
CIBC Atlas All Cap Growth Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,003.00	1.10%	$5.48
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.39	1.10%	$5.52
CIBC Atlas Equity Income Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$951.40	1.10%	$5.34
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.39	1.10%	$5.52
CIBC Atlas International Growth Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$880.50	1.21%	$5.66
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,018.85	1.21%	$6.07

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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CIBC Atlas Funds

PO Box 219009

Kansas City, MO 64121-9009

1-855-328-3863

Adviser:

CIBC Private Wealth Advisors, Inc.

181 West Madison Street, 36th Floor

Chicago, Illinois 60602

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

ATF-SA-001-0700

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.   Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.   Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

/s/ Michael Beattie
By (Signature and Title)	Michael Beattie, President

Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors, Treasurer, Controller, and CFO

Date: July 8, 2020